Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Commitments
Schedule of long-term arrangements with commitments that are not recognized as liabilities

	December 31,	December 31,
	2025	2024
	$	$
Management services – officers	321,000	321,000